Basis of Presentation and Principles of Consolidation - Additional Information (Detail) - USD ($)			3 Months Ended	12 Months Ended
		Dec. 12, 2012	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 17, 2014
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Senior secured line of credit and long term debt, net issuance costs			$ 143,294,000	$ 109,396,000	$ 251,000
Senior notes, net of issuance costs	[1]		$ 657,511,000	663,089,000
Long-term tax assets				12,532,000	8,301,000
Current deferred tax liability				12,532,000	8,301,000
8.875% Senior Notes
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Senior notes, net of issuance costs				$ 350,000,000	$ 350,000,000
Interest rate		8.875%	8.875%	8.875%	8.875%
Debt instrument maturity date		Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020
6.25% Senior Notes
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Senior notes, net of issuance costs				$ 325,000,000	$ 325,000,000
Interest rate			6.25%	6.25%	6.25%	6.25%
Debt instrument maturity date			Aug. 01, 2022	Dec. 01, 2022	Dec. 01, 2022
Accounting Standards Update201503
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Senior secured line of credit and long term debt, net issuance costs				$ 2,100,000
Senior notes, net of issuance costs				11,900,000
Accounting Standards Update201503 | 8.875% Senior Notes
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Senior notes, net of issuance costs				350,000,000
Accounting Standards Update201503 | 6.25% Senior Notes
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Senior notes, net of issuance costs				325,000,000
Accounting Standards Update201517
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Long-term tax assets				12,500,000
Current deferred tax liability				12,500,000
Net deferred tax				$ 0
Water Solutions Holdings, LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percentage by parent					60.00%

[1]	Includes unamortized debt issuance costs of approximately $11.1 million and $11.9 million as of March 31, 2016 and December 31, 2015, respectively.